Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Third-party revenues	$ 63,636,367	$ 30,996,179	$ 14,257,047
Related party revenues	12,724,077	9,068,669	1,145,535
Total revenues	76,360,444	40,064,848	15,402,582
Less: business taxes and related surcharges	(4,197,118)	(2,201,289)	(838,350)
Net revenues	72,163,326	37,863,559	14,564,232
Operating cost and expenses:
Cost of revenues	(14,805,431)	(6,570,752)	(2,508,861)
Selling expenses	(19,262,014)	(8,488,457)	(3,168,051)
General and administrative expenses	(13,556,787)	(7,292,577)	(4,435,557)
Other operating income	562,333	172,737	230,547
Total operating cost and expenses	(47,061,899)	(22,179,049)	(9,881,922)
Income from operations	25,101,427	15,684,510	4,682,310
Other income (expense):
Interest income	1,953,619	179,069	57,622
Other (expense) income	128,425	(23,855)	(15,088)
Investment income	1,368,358	281,076	358,824
Foreign exchange gain	3,218,876	(129,205)
(Loss) gain on change in fair value of derivative liabilities		354,000	(796,500)
Total other (expense) income	6,669,278	661,085	(395,142)
Income before taxes and loss from equity in affiliates	31,770,705	16,345,595	4,287,168
Income tax expense	(7,779,408)	(4,790,089)	(638,755)
Loss from equity in affiliates, net of taxes	(21,347)	(25,137)
Net income attributable to Noah shareholders	23,969,950	11,530,369	3,648,413
Deemed dividend on Series A convertible redeemable preferred shares		(108,348)	(208,088)
Net income attributable to ordinary shareholders	$ 23,969,950	$ 11,422,021	$ 3,440,325
Net income per share:
Basic	$ 0.86	$ 0.53	$ 0.20
Diluted	$ 0.84	$ 0.46	$ 0.13
Weighted average number of shares used in computation:
Basic	27,894,953	16,665,918	11,121,164
Diluted	28,521,272	19,030,112	16,835,379